Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 14 — Related party balances and transactions

The Company borrowed RMB 47,029,482 from Shanghai Junei Internet Co. (which is under common control of Jie Zhao) for cash flow purpose, and repaid RMB 75,644,627 during the year ended December 31, 2022. The Company repaid RMB 6,430,000 and RMB 13,386,463 (USD 1,862,231) during the year ended December 31, 2023 and 2024. The Company bears an annual interest rate of 7% for transactions with Shanghai Junei Internet Co. in 2022, and bears no such interest rate in 2023 and 2024. During the year ended December 31, 2022, 2023 and 2024, interest expense included in finance expense, amounted to RMB 1,542,315, nil and nil respectively. The balance is unsecured and repayable on demand.

			December 31,	December 31,	December 31,	December 31,
Name of Related Parties	Relationship	Nature	2022	2023	2024	2024
			RMB	RMB	RMB	USD
Shanghai Junei Internet Co.	Under common control of Jie Zhao	Loan	42,421,345	35,991,345	22,604,882	3,144,633
Total:			42,421,345	35,991,345	22,604,882	3,144,633
Related party loan – current			42,421,345	-	-	-
Related party loan – non-current			-	35,991,345	22,604,882	3,144,633

The maturities schedule is as follows:

Twelve months ending December 31,	RMB	USD
2025	-	-
2026	22,604,882	3,144,633
Total	22,604,882	3,144,633

Joyous JD is a non-controlling shareholder of MicroAlgo. The amount below represents advance to Venus Acquisition Corp prior to the merger. The amount was non-interest bearing and due on demand.

	December 31,	December 31,	December 31,	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Other payables Related Party-Joyous JD	1,067,903	1,086,012	-	-